Other Assets and Liabilities	12 Months Ended
Dec. 31, 2018
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Other Assets and Liabilities
9.	Other Assets and Liabilities

Other assets and liabilities as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Other assets
Advance payments	￦	164,950	￦	162,784
Prepaid expenses[1]		241,078		1,667,372
Contract assets[1]		—		398,797
Others		5,997		4,490
Less: Non-current		(107,165)		(545,895)

Current	￦	304,860	￦	1,687,548

Other liabilities
Advances received	￦	375,792	￦	518,914
Withholdings		85,142		89,403
Unearned revenue		23,036		39,528
Contract liabilities[1]		—		347,462
Others		11,628		24,908
Less: Non-current		(237,284)		(423,626)

Current	￦	258,314	￦	596,589

1	As explained in Note 2, amounts include adjustments arising from adoption of IFRS 15(notes 26 and 41)